Note 3 - Fair Value of Financial Instruments -10-Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	March 31, 2026
		Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Senior Secured Note (unpaid principal of $5,554)	$2,157	$-	$-	$2,157
Warrant Liability	4,699	-	-	4,699
Total	$6,856	$-	$-	$6,856
	December 31, 2025
		Quoted Prices	Significant	Significant
		in Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Category Class	Total	(Level 1)	(Level 2)	(Level 3)
Senior Secured Note (unpaid principal of $15,000)	$5,448	$-	$-	$5,448
Warrant Liability	7,842	-	-	7,842
Total	$13,290	$-	$-	$13,290

	December 31, 2025
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Note (unpaid principal of $15,000)	$5,448	$-	$-	$5,448
Warrant Liabilities	7,842	-	-	7,842
Total	$13,290	$-	$-	$13,290
	December 31, 2024
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Input Range
	Senior Secured Note			Warrant Liability
Significant Unobservable Inputs:
Discount rate	25%	-	26.4%		-
Term to expiration (in years)	2.74	-	3.0	4.74	-	5.0
Calibration discount		61.5%			-
No exercise window (in years)		-		0.19	-	0.21
Volatility		-		82.4%	-	90%
Risk-fee rate		-			3.65%

Input Range
	December 31, 2025	December 31, 2024
Significant Unobservable Inputs:
Discount rate	18.7% - 25.0%	18.7% - 25.0%
Expected term (in years)	0.1 - 0.6	0.3 - 0.9
Probability scenarios:
Successful financing/IPO	27.6% - 98%	27.6% - 63.9%
Maturity	0%-20%	16% - 65.5%
Qualified Financing	0% - 3.4%	0% - 3.4%
Change of Control	0% - 3.4%	0% - 3.4%
Input Range
December 31, 2025
	Senior Secured Note	Warrants
Significant Unobservable Inputs:
Discount rate	25% - 25.1%	-
Tern to expiration (in years)	2.99-3.0	4.99-5.0
Calibration discount	61.5%	-
No exercise window (in years)	-	0.19-0.21
Volatility	-	82.4%-82.5%
Risk-fee rate	-	3.65%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Senior Secured Note	Warrant Liability
Balance as of December 31, 2025	$5,448	$7,842
Change in fair value	145	(3,143)
Cash payments on Notes Payable	(7,379)	-
Loss on settlement of debt	6,020	-
Settlement of Notes Payable via common share issuance	(2,077)	-
Balance as of March 31, 2026	$2,157	$4,699

Embedded Derivative
Balance as of December 31, 2023	$-
Initial fair value of derivative liabilities at issuance	2,468
Change in fair value	4,291
Balance as of December 31, 2024	$6,759
Initial fair value of derivative liabilities at issuance	4,447
Change in fair value	7,040
Derecognition of derivative liability	(18,246)
Balance as of December 31, 2025	$-
	Senior Secured Note	Warrant Liabilities
Balance as of December 31, 2024	$-	$-
Initial fair value at issuance	5,437	8,870
Change in fair value	11	(1,028)
Balance as of December 31, 2025	$5,448	$7,842